Commitments (Details Textual) R$ in Thousands	12 Months Ended
Jun. 30, 2020 BRL (R$)
Commitments (Textual)
Gross sugarcane sales	R$ 82,800
Total gross revenue, percentage	16.90%
Sugarcane Agricultural Partnership Agreement (IV) [Member]
Commitments (Textual)
Gross sugarcane sales	R$ 110,200
Total gross revenue, percentage	22.50%